Subsequent Events - Additional Information (Details) - Subsequent Event $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended
	Mar. 31, 2021 CNY (¥)	Apr. 30, 2021 CNY (¥)	Mar. 31, 2021 USD ($) $ / shares
American Depositary Shares [Member]
Subsequent Event [Line Items]
Authorized share repurchase program | $			$ 20,000
Share repurchase program expiration date	Mar. 31, 2022
Convertible Note Purchase Agreements With Purchasers
Subsequent Event [Line Items]
Convertible note purchase agreements, amount	¥ 580,725		$ 89,000
Annual interest rate	3.00%		3.00%
Convertible Note Purchase Agreements With Purchasers | American Depositary Shares [Member]
Subsequent Event [Line Items]
Conversion price | $ / shares			$ 8
Convertible Debt | Convertible Note Purchase Agreements With Purchasers
Subsequent Event [Line Items]
Percentage of repayment of outstanding principal amount and accrued interest of convertible note	100.00%
Purong Information | Mr. Yunlong Sha | Credit Agreement
Subsequent Event [Line Items]
Line of credit facility | ¥		¥ 200,000